DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Revolving Credit Facility	$183,909	$312,017
Term Loan A and Term Loan B	823,875	836,775
Vessel financing loans	89,479	104,184
Other long-term financing arrangements	41,483	57,361
Other revolving credit facilities, at a weighted average interest rate of 4.8% as of December 31, 2022 (1.8% as of December 31, 2021)	73,999	19,600
Bank overdrafts	8,623	9,395
Finance lease obligations, at a weighted average interest rate of 3.7% as of December 31, 2022 (3.5% as of December 31, 2021)	29,885	40,719
	1,251,253	1,380,051
Unamortized debt discounts and debt issuance costs	(17,874)	(21,063)
	1,233,379	1,358,988
Current maturities, net of unamortized debt discounts and debt issuance costs	(97,435)	(51,785)
Bank overdrafts	(8,623)	(9,395)
Long-term debt, net	$1,127,321	$1,297,808

Schedule of Maturities of Current and Long-term Debt
Stated maturities with respect to current and long-term debt, excluding finance lease obligations, as of December 31, 2022 were as follows:

Amount
(U.S. Dollars in thousands)
2023	$98,621
2024	38,319
2025	34,899
2026	496,979
2027	21,589
Thereafter	530,961
Total	$1,221,368